Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Growth ETF - Fidelity Enhanced Large Cap Growth ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	13.88%
Annual Return 2015	3.29%
Annual Return 2016	8.21%
Annual Return 2017	27.14%
Annual Return 2018	(3.77%)
Annual Return 2019	31.45%
Annual Return 2020	35.98%
Annual Return 2021	29.32%
Annual Return 2022	(26.57%)
Annual Return 2023	38.84%